As filed with the Securities and Exchange Commission on April 29, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  November 30, 2011

Date of reporting period:  February 28, 2011

Item 1. Schedules of Investments.

WBI Absolute Return Balanced Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares	COMMON STOCKS - 28.38%	Value
	Aerospace Product and Parts Manufacturing - 1.61%
85	Boeing Co.	$6,121
	Computer Systems Design and Related Services - 0.81%
171	iGATE Corp. (a)	3,095
	Depository Credit Intermediation - 2.56%
111	M&T Bank Corp.	9,774
	Electric Power Generation, Transmission and Distribution - 7.82%
92	Black Hills Corp.	2,836
212	Exelon Corp.	8,853
362	Pepco Holdings, Inc.	6,780
303	PPL Corp.	7,705
118	UIL Holdings Corp.	3,627
		29,801
	Elementary and Secondary Schools - 1.77%
49	Strayer Education, Inc.	6,735
	Nondepository Credit Intermediation - 0.95%
238	H&R Block, Inc.	3,615
	Other Food Manufacturing - 1.17%
94	McCormick & Co., Inc.	4,479
	Other Information Services - 0.82%
326	BGC Partners, Inc. - Class A	3,117
	Pharmaceutical and Medicine Manufacturing - 4.36%
139	Novartis AG - ADR	7,822
255	Sanofi-Aventis - ADR	8,818
		16,640
	Pipeline Transportation of Natural Gas - 2.66%
334	Williams Companies, Inc.	10,140
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 0.79%
135	A. Schulman, Inc.	3,005
	Sugar and Confectionery Product Manufacturing - 1.93%
141	Hershey Co.	7,377
	Water, Sewage and Other Systems - 0.35%
40	American States Water Co.	1,342
	Wireless Telecommunications Carriers (except Satellite) - 0.78%
84	Rogers Communications, Inc. - Class B (b)	2,965

	TOTAL COMMON STOCKS (Cost $105,537)	108,206

	PREFERRED STOCKS - 1.13%
	Electric Power Generation, Transmission and Distribution - 1.13%
255	Companhia Energetica de Minas Gerais - ADR	4,299
	TOTAL PREFERRED STOCKS (Cost $4,193)	4,299

	EXCHANGE-TRADED FUNDS - 15.51%
378	iShares Barclays 1-3 Year Credit Bond Fund	39,626
163	iShares iBoxx $ High Yield Corporate Bond Fund	15,077
60	Vanguard Consumer Staples ETF	4,456

	TOTAL EXCHANGE-TRADED FUNDS (Cost $58,898)	59,159

	SHORT-TERM INVESTMENTS - 54.28%
206,994	STIT-Treasury Portfolio - Institutional Class, 0.03% (c)	206,994
	TOTAL SHORT-TERM INVESTMENTS (Cost $206,994)	206,994

	TOTAL INVESTMENTS IN SECURITIES (Cost $375,622) - 99.30%	378,658
	Other Assets in Excess of Liabilities - 0.70%	2,678
	NET ASSETS - 100.00%	$381,336

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of February 28, 2011.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

WBI Absolute Return Dividend Growth Fund
Schedule of Investments
February 28, 2011 (Unaudited)

Shares	COMMON STOCKS - 74.69%	Value
	Advertising, Public Relations, and Related Services - 0.64%
705	Harte-Hanks, Inc.	$8,947
	Aerospace Product and Parts Manufacturing - 3.91%
416	Boeing Co.	29,956
308	Lockheed Martin Corp.	24,381
		54,337
	Animal Slaughtering and Processing - 1.75%
587	Sanderson Farms, Inc.	24,273
	Clothing Stores - 3.22%
1,985	Gap, Inc.	44,722
	Communications Equipment Manufacturing - 2.15%
221	Harris Corp.	10,312
247	L-3 Communications Holdings, Inc.	19,585
		29,897
	Computer Systems Design and Related Services - 3.76%
962	iGATE Corp. (a)	17,412
1,091	Jack Henry & Associates, Inc.	34,814
		52,226
	Converted Paper Product Manufacturing - 2.26%
487	Greif, Inc. - Class A	31,489
	Data Processing, Hosting, and Related Services - 3.07%
854	Automatic Data Processing, Inc.	42,700
	Electric Power Generation, Transmission and Distribution - 5.86%
235	Empresa Nacional de Elctrcidad S.A. - ADR	12,265
1,030	Pinnacle West Capital Corp.	43,497
1,010	PPL Corp.	25,684
		81,446
	Grocery and Related Product Merchant Wholesalers - 1.00%
345	Nash Finch Co.	13,928
	Health and Personal Care Stores - 3.59%
1,151	Walgreen Co.	49,884
	Insurance Carriers - 1.20%
537	HCC Insurance Holdings, Inc.	16,722
	Lessors of Real Estate - 2.31%
553	Equity Lifestyle Properties, Inc.	32,096
	Limited-Service Eating Places - 1.12%
472	Starbucks Corp.	15,567
	Newspaper, Periodical, Book, and Directory Publishers - 4.64%
1,040	McGraw-Hill Companies, Inc.	40,227
56	Washington Post Co. - Class B	24,253
		64,480
	Pharmaceutical and Medicine Manufacturing - 8.70%
904	Abbott Laboratories	43,482
1,203	Sanofi-Aventis - ADR	41,600
716	Teva Pharmaceutical Industries Ltd. - ADR	35,872
		120,954
	Pulp, Paper, and Paperboard Mills - 0.72%
817	P.H. Glatfelter Co.	10,057
	Resin, Synthetic Rubber, and Artificial Synthetic Fibers and Filaments Manufacturing - 1.05%
655	A. Schulman, Inc.	14,580
	Securities and Commodity Contracts Intermediation and Brokerage - 5.73%
215	BlackRock, Inc.	43,858
888	Waddell & Reed Financial, Inc. - Class A	35,857
		79,715
	Semiconductor and Other Electronic Component Manufacturing - 5.18%
1,117	Analog Devices, Inc.	44,546
1,281	Intel Corp.	27,503
		72,049
	Ship and Boat Building - 3.33%
609	General Dynamics Corp.	46,357
	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 3.36%
870	Tupperware Brands Corp.	46,676
	Support Activities for Mining - 2.59%
1,841	RPC, Inc.	36,047
	Wired Telecommunications Carriers - 1.51%
3,087	Qwest Communications International, Inc.	21,053
	Wireless Telecommunications Carriers (except Satellite) - 2.04%
802	Rogers Communications, Inc. - Class B (a)	28,311

	TOTAL COMMON STOCKS (Cost $1,015,894)	1,038,513

	PREFERRED STOCKS - 1.94%
	Electric Power Generation, Transmission and Distribution - 0.71%
586	Companhia Energetica de Minas Gerais - ADR	9,880
	Wireless Telecommunications Carriers (except Satellite) - 1.23%
442	Tim Participacoes S.A. - ADR	17,114
	TOTAL PREFERRED STOCKS (Cost $26,293)	26,994

	EXCHANGE-TRADED FUNDS - 1.40%
262	Vanguard Consumer Staples ETF	19,456
	TOTAL EXCHANGE-TRADED FUNDS (Cost $19,260)	19,456

	SHORT-TERM INVESTMENTS - 20.24%
281,377	STIT-Treasury Portfolio - Institutional Class, 0.03% (b)	281,377
	TOTAL SHORT-TERM INVESTMENTS (Cost $281,377)	281,377

	TOTAL INVESTMENTS IN SECURITIES (Cost $1,342,824) - 98.27%	1,366,340
	Other Assets in Excess of Liabilities - 1.73%	24,043
	NET ASSETS - 100.00%	$1,390,383

(a) U.S. traded security of a foreign issuer.
(b) Rate shown is the 7-day yield as of February 28, 2011.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund

WBI Funds
Notes to the Schedule of Investments
February 28, 2011 (Unaudited)

Note 1 – Securities Valuation

The WBI Absolute Return Balanced Fund and the WBI Absolute Return Dividend Growth Fund’s (each a “Fund” and collectively, the “Funds”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices.  Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The Funds have adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Funds’ securities as of February 28, 2011:

WBI Absolute Return Balanced Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Educational Services	$6,735	$—	$—	$6,735
Finance and Insurance	13,389	—	—	13,389
Information	6,082	—	—	6,082
Manufacturing	37,622	—	—	37,622
Professional, Scientific, and Technical Services	3,095	—	—	3,095
Transportation and Warehousing	10,140	—	—	10,140
Utilities	31,143	—	—	31,143
Total Common Stocks	108,206	—	—	108,206
Preferred Stocks	4,299	—	—	4,299
Exchange-Traded Funds	59,159	—	—	59,159
Short-Term Investments	206,994	—	—	206,994
Total Investments in Securities	$378,658	$—	$—	$378,658

WBI Absolute Return Dividend Growth Fund

	Level 1	Level 2	Level 3	Total
Common Stocks
Accommodation and Food Services	$15,567	$—	$—	$15,567
Finance and Insurance	96,437	—	—	96,437
Information	156,544	—	—	156,544
Manufacturing	450,669	—	—	450,669
Mining	36,047	—	—	36,047
Professional, Scientific, and Technical Services	61,173	—	—	61,173
Real Estate and Rental and Leasing	32,096	—	—	32,096
Retail Trade	94,606	—	—	94,606
Utilities	81,446	—	—	81,446
Wholesale Trade	13,928	—		13,928
Total Common Stocks	1,038,513	—	—	1,038,513
Preferred Stocks	26,994	—	—	26,994
Exchange-Traded Funds	19,456	—	—	19,456
Short-Term Investments	281,377	—	—	281,377
Total Investments in Securities	$1,366,340	$—	$—	$1,366,340

Refer to the Funds’ Schedule of Investments for a detailed break-out of common stocks by industry classification. Transfers between levels are recognized at the end of the reporting period. During the period ended February 28, 2011, the Funds recognized no significant transfers to/from Level 1 or Level 2. There were no Level 3 securities held in the Funds during the quarter ended February 28, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at February 28, 2011 was as follows*:

WBI Absolute Return Balanced Fund

Cost of investments	$375,622

Gross unrealized appreciation	$3,652
Gross unrealized depreciation	(616)
Net unrealized appreciation	$3,036

WBI Absolute Return Dividend Growth Fund

Cost of investments	$1,342,824

Gross unrealized appreciation	$30,735
Gross unrealized depreciation	(7,219)
Net unrealized appreciation	$23,516

* Because tax adjustments are calculated annually, the above table does not include tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    4/19/11

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    4/19/11

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    4/18/11

* Print the name and title of each signing officer under his or her signature.